Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 5,518	£ 5,776
Differences on exchange	(272)	(282)
Property plant and equipment, additions	501	616
acquisition of subsidiaries (note 23)	1	6
Depreciation	(531)	(521)
Impairment	(226)	(174)
Disposals	(16)	(32)
Net reclassifications as held-for-sale		(6)
Property, plant and equipment	5,060	5,518
Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,518	5,166
Property, plant and equipment		5,518
Accounting Policy Change (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		610
Property, plant and equipment
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	9,219	8,654
Property, plant and equipment	9,104	9,219
Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(3,701)	(3,488)
Property, plant and equipment	(4,044)	(3,701)
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, additions	103	162
Right-of-use assets - reassessments, modifications and terminations	(18)	(27)
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,076	1,104
Differences on exchange	(38)	(56)
Property plant and equipment, additions	2	3
Reallocations	84	73
Depreciation	(38)	(37)
Impairment	(5)	(6)
Disposals	(7)	(5)
Property, plant and equipment	1,074	1,076
Freehold Property | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,076	1,104
Property, plant and equipment		1,076
Freehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,503	1,515
Property, plant and equipment	1,518	1,503
Freehold Property | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(427)	(411)
Property, plant and equipment	(444)	(427)
Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	556	609
Differences on exchange	(25)	(30)
Property plant and equipment, additions		1
acquisition of subsidiaries (note 23)	1	4
Reallocations	14	12
Depreciation	(118)	(114)
Impairment	(1)	(2)
Property, plant and equipment	483	556
Leasehold Property | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	556	139
Property, plant and equipment		556
Leasehold Property | Accounting Policy Change (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		470
Property, plant and equipment
Leasehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	785	268
Property, plant and equipment	798	785
Leasehold Property | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(229)	(129)
Property, plant and equipment	(315)	(229)
Leasehold Property | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, additions	67	85
Right-of-use assets - reassessments, modifications and terminations	(11)	(9)
Plant, Equipment and Other Owned
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,821	2,799
Differences on exchange	(150)	(136)
Property plant and equipment, additions	40	46
acquisition of subsidiaries (note 23)		2
Reallocations	427	610
Depreciation	(313)	(308)
Impairment	(184)	(159)
Disposals	(9)	(27)
Net reclassifications as held-for-sale		(6)
Property, plant and equipment	2,632	2,821
Plant, Equipment and Other Owned | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,821	2,799
Property, plant and equipment		2,821
Plant, Equipment and Other Owned | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,795	5,730
Property, plant and equipment	5,807	5,795
Plant, Equipment and Other Owned | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(2,974)	(2,931)
Property, plant and equipment	(3,175)	(2,974)
Plant, Equipment and Other Leased
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	144	156
Differences on exchange	(4)	(9)
Depreciation	(62)	(62)
Property, plant and equipment	107	144
Plant, Equipment and Other Leased | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	144	16
Property, plant and equipment		144
Plant, Equipment and Other Leased | Accounting Policy Change (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		140
Property, plant and equipment
Plant, Equipment and Other Leased | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	215	33
Property, plant and equipment	217	215
Plant, Equipment and Other Leased | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(71)	(17)
Property, plant and equipment	(110)	(71)
Plant, Equipment and Other Leased | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, additions	36	77
Right-of-use assets - reassessments, modifications and terminations	(7)	(18)
Assets in the Course of Construction
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	921	1,108
Differences on exchange	(55)	(51)
Property plant and equipment, additions	459	566
Reallocations	(525)	(695)
Impairment	(36)	(7)
Property, plant and equipment	764	921
Assets in the Course of Construction | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	921	1,108
Property, plant and equipment		921
Assets in the Course of Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	921	1,108
Property, plant and equipment	£ 764	£ 921